Related party and employee transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Apr. 25, 2016	Mar. 31, 2016	Feb. 23, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related party	$ 45,590,748				$ 58,630,172
Amounts due to related parties	15,080,227				0
Advances to employees	$ 1,871,777				$ 350,919
Percentage of Equity Directly Attributable to the Group	90.00%
Management [Member]
Related Party Transaction [Line Items]
Percentage of equity interest acquired		6.00%
Share transfer consideration		$ 506,696
Amount not settled		$ 422,246
Shaanxi Zhongmao Real Estate Co., Ltd. ("Shaanxi Zhongmao") [Member]
Related Party Transaction [Line Items]
Percentage of equity interest acquired			10.00%	14.98%
Percentage of Equity Directly Attributable to the Group	65.98%			65.98%	51.00%
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related party	$ 0				$ 45,072,727
Beijing Starry Sky Cinema Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related party	3,711,419				2,741,161
Beijing Aijieli Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related party	1,478,719				0
Beijing Ruihao Rongtong Real Estate Development Co. Ltd [Member]
Related Party Transaction [Line Items]
Due from related party	40,400,610				10,816,284
Zhengzhou Xinnan Real Estate Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related party	15,080,227				$ 0
Key Executive [Member]
Related Party Transaction [Line Items]
Share-based compensation	$ 1,564,662